                                                              April 19, 2005
                                                                  Supplement

[MORGANSTANLEY LOGO]

             SUPPLEMENT DATED APRIL 19, 2005 TO THE PROSPECTUS OF
                      MORGAN STANLEY QUALITY INCOME TRUST
                            Dated October 29, 2004

       The Board of Trustees of Morgan Stanley Quality Income Trust (the "Fund")
has approved changing the name of the Fund to "Morgan Stanley Income Trust."
Effective April 29, 2005, all references to "Morgan Stanley Quality Income
Trust" in the Prospectus will be replaced with "Morgan Stanley Income Trust."

     The sixth paragraph of the section titled "PRINCIPAL INVESTMENT
STRATEGIES" of the Fund's prospectus is hereby deleted and replaced with the following:

     In addition, the Fund may invest in options and futures and swaps. The Fund may also utilize forward foreign currency exchange contracts.

     The following paragraphs are hereby added as the seventh and eighth paragraphs within the "PRINCIPAL INVESTMENT STRATEGIES" section of the Fund's prospectus:

     The Fund may also invest up to 10% of its net assets in non-U.S. dollar denominated investment grade securities.

     The Fund may invest up to 20% of its net assets in U.S. dollar denominated fixed-income securities rated lower than investment grade (commonly known as "junk bonds").

     The following paragraph is hereby added as the eleventh paragraph within the "PRINCIPAL RISKS" section of the Fund's prospectus:

     LOWER RATED SECURITIES ("JUNK BONDS"). Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.
     During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the
     Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the
     Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.

     The twelfth paragraph of the section titled "PRINCIPAL RISKS" of the
Fund's prospectus is hereby deleted and replaced with the following:

     OTHER RISKS. The performance of the Fund also will depend on whether or not the Investment Adviser is successful in applying the Fund's investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with investments in stripped mortgage-backed securities, inverse floaters, options, futures, swaps and forward foreign currency exchange contracts and targeted return index securities ("TRAINs"). For more information about these risks, see the
     "Additional Risk Information" section.

     The second paragraph of the section titled "ADDITIONAL INVESTMENT STRATEGY
INFORMATION" of the Fund's prospectus is hereby deleted:

     LOWER-RATED SECURITIES ("JUNK BONDS"). The Fund may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade
     (commonly known as "junk bonds").

     The following sentence is added as the last sentence to the fourth paragraph of the section titled "ADDITIONAL INVESTMENT STRATEGY
INFORMATION--SWAPS" of the Fund's prospectus:

     The Fund may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest.

     The following paragraphs are hereby added within the "ADDITIONAL INVESTMENT
STRATEGY INFORMATION" section of the Fund's prospectus:

     TARGETED RETURN INDEX SECURITIES ("TRAINS"). Up to 10% of the Fund's net
     assets may be invested in TRAINs. A TRAIN is a structured, pooled investment vehicle that permits investment in a diversified portfolio of fixed income securities without the brokerage and other expenses associated with directly holding small positions in individual securities.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest up to 10% of its net assets in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO" Class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO"
     Class).

     INVERSE FLOATERS. The Fund may invest up to 10% of its net assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index.

     The following paragraph of the section titled "ADDITIONAL RISK INFORMATION"
of the Fund's prospectus is hereby deleted:

     LOWER-RATED SECURITIES ("JUNK BONDS"). Fund investments in securities rated lower than investment grade (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the
     Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities. This may result in a corresponding volatility in the Fund's net asset value.

     The following paragraph is hereby added following the "ADDITIONAL RISK
INFORMATION--SWAPS" section of the Fund's prospectus:

     The Fund's investments in credit default swap contracts involves risks.
     Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract.
     When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

     The following paragraphs are hereby added within the "ADDITIONAL RISK
INFORMATION" section of the Fund's prospectus:

     TRAINS. The Fund may invest in TRAINs, which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities)
     underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. TRAINs are not registered under the Securities Act of 1933 or the Investment Company Act
     of 1940 and therefore must be held by qualified purchasers and resold to qualified institutional buyers pursuant to Rule 144A under the Securities
     Act. Investments in certain TRAINs may have the effect of increasing the level of Fund illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

     STRIPPED MORTGAGE-BACKED SECURITIES. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and

     prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in stripped mortgage-backed securities and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

     INVERSE FLOATERS. Investments in inverse floaters are subject to certain risks. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     38557SPT-01

                                                                  April 19, 2005
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]

                         SUPPLEMENT DATED APRIL 19, 2005
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       MORGAN STANLEY QUALITY INCOME TRUST
                             Dated October 29, 2004

     The Board of Trustees of Morgan Stanley Quality Income Trust (the "Fund")
has approved changing the name of the Fund to "Morgan Stanley Income Trust."
Effective April 29, 2005, all references to "Morgan Stanley Quality Income
Trust" in the Statement of Additional Information will be replaced with "Morgan
Stanley Income Trust."

     The following paragraph is hereby added within the section "II.
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS--B. INVESTMENT STRATEGIES
AND RISKS" of the Fund's Statement of Additional Information:

     TARGETED RETURN INDEX SECURITIES ("TRAINS"). The Fund may invest up to 10%
     of its net assets in TRAINs, which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. TRAINs are not registered under the
     Securities Act of 1933 (the "Securities Act") or the Investment Company Act
     of 1940 and therefore must be held by qualified purchasers and resold to qualified institutional buyers pursuant to Rule 144A under the Securities
     Act. Investments in certain TRAINs may have the effect of increasing the level of Fund illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

     The third and fourth paragraphs of the section titled "II. DESCRIPTION OF
THE FUND AND ITS INVESTMENTS AND RISKS--B. INVESTMENT STRATEGIES AND RISKS--
COLLATERALIZED MORTGAGE OBLIGATIONS" of the Fund's Statement of Additional
Information are hereby deleted and replaced with the following:

     STRIPPED MORTGAGE-BACKED SECURITIES. In addition, the Fund may invest up to
     10% of its net assets in stripped mortgage-backed securities, which are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO" Class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO" Class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases.

     INVERSE FLOATERS. The Fund may invest up to 10% of its net assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate.
     Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

     The second paragraph of the section titled "II. DESCRIPTION OF THE FUND AND
ITS INVESTMENTS AND RISKS--B. INVESTMENT STRATEGIES AND RISKS--COMMERCIAL
MORTGAGE BACKED SECURITIES ("CMBS")" of the Fund's Statement of Additional
Information is hereby deleted and replaced with the following:

     CMBS are subject to credit risk and prepayment risk. The Fund invests in
     CMBS that are rated investment grade by at least one nationally-recognized statistical rating organization (e.g., Baa or better by Moody's Investor
     Services, Inc. or BBB or better by Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc.). Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g. significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

     The following paragraphs are hereby added as the fifth, sixth and seventh paragraphs in the section "II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND
RISKS--B. INVESTMENT STRATEGIES AND RISKS--SWAPS" of the Fund's Statement of
Additional Information:

     The Fund may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. As the seller in a credit default swap contract, the Fund would

     be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
     In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to the Fund because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

     The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in the Fund, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

     The Fund will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.